Salaries and social security - Summary of detailed information about salaries and social security (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security current	$ 4,955	$ 3,318	$ 2,976
Bonuses and incentives provision current	6,874	4,403	3,468
Vacation provision current	7,196	4,812	3,610
Other employee benefits current	4,434	2,401	150
Salaries and social security current	23,459	14,934	10,204
Other employee benefits non current	3,262	3,860
Salaries and social security non current	$ 3,262	$ 3,860	$ 0